Fees Summary	Nov. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,788,050
Previously Paid Amount	0.00
Total Fee Amount	503.56
Total Offset Amount	0.00
Net Fee	503.56
Narrative - Max Aggregate Offering Price	$ 5,788,050
Final Prospectus	true